Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following tables present the changes in the Company’s (loss) AOCI by component for the years ended December 31, 2025, 2024 and 2023, respectively:

Puget Energy Changes in AOCI, net of tax (Dollars in Thousands)	Net unrealized gain (loss) and prior service cost on pension plans	Total
Balance at December 31, 2022	$(24,774)	$(24,774)

Other comprehensive income (loss) before reclassifications	44,277	44,277
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(1,964)	(1,964)

Net current-period other comprehensive income (loss)	42,313	42,313

Balance at December 31, 2023	$17,539	$17,539

Other comprehensive income (loss) before reclassifications	27,866	27,866
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(2,237)	(2,237)

Net current-period other comprehensive income (loss)	25,629	25,629

Balance at December 31, 2024	$43,168	$43,168

Other comprehensive income (loss) before reclassifications	36,629	36,629
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(3,968)	(3,968)

Net current-period other comprehensive income (loss)	32,661	32,661

Balance at December 31, 2025	$75,829	$75,829

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
Details about the reclassifications out of AOCI (loss) for the years ended December 31, 2025, 2024 and 2023, respectively, are as follows:

Puget Energy (Dollars in Thousands)
Details about accumulated other comprehensive income (loss) components	Affected line item in the statement where net income (loss) is presented	Amount reclassified from accumulated other comprehensive income (loss)
		2025	2024	2023
Net unrealized gain (loss) and prior service cost on pension plans:
Amortization of prior service cost	(a)	$(35)	$(33)	$(172)
Amortization of net gain (loss)	(a)	5,058	2,865	2,658

	Total before tax	5,023	2,832	2,486
	Tax (expense) or benefit	(1,055)	(595)	(522)

	Net of tax	3,968	2,237	1,964

Total reclassification for the period	Net of tax	$3,968	$2,237	$1,964

(a)	These AOCI components are included in the computation of net periodic pension cost, see Note 12, “Retirement Benefits,” above.

Puget Sound Energy
Accumulated Other Comprehensive Income (Loss) [Line Items]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

Puget Sound Energy Changes in AOCI, net of tax (Dollars in Thousands)	Net unrealized gain (loss) and prior service cost on pension plans	Net unrealized gain (loss) on treasury interest rate swaps	Total
Balance at December 31, 2022	$(98,830)	$(4,214)	$(103,044)

Other comprehensive income (loss) before reclassifications	44,277	—	44,277

Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(12)	385	373

Net current-period other comprehensive income (loss)	44,265	385	44,650

Balance at December 31, 2023	$(54,565)	$(3,829)	$(58,394)

Puget Sound Energy Changes in AOCI, net of tax (Dollars in Thousands)	Net unrealized gain (loss) and prior service cost on pension plans	Net unrealized gain (loss) on treasury interest rate swaps	Total
Other comprehensive income (loss) before reclassifications	27,862	—	27,862
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(101)	386	285

Net current-period other comprehensive income (loss)	27,761	386	28,147

Balance at December 31, 2024	$(26,804)	$(3,443)	$(30,247)

Other comprehensive income (loss) before reclassifications	36,648	—	36,648
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	(285)	385	100

Net current-period other comprehensive income (loss)	36,363	385	36,748

Balance at December 31, 2025	$9,559	$(3,058)	$6,501

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]

Puget Sound Energy (Dollars in Thousands)
Details about accumulated other comprehensive income (loss) components	Affected line item in the statement where net income (loss) is presented	Amount reclassified from accumulated other comprehensive income (loss)
		2025	2024	2023
Net unrealized gain (loss) and prior service cost on pension plans:
Amortization of prior service cost	(a)	$(35)	$(33)	$(172)
Amortization of net gain (loss)	(a)	396	161	187

	Total before tax	361	128	15
	Tax (expense) or benefit	(76)	(27)	(3)

	Net of tax	285	101	12

Puget Sound Energy (Dollars in Thousands)
Details about accumulated other comprehensive income (loss) components	Affected line item in the statement where net income (loss) is presented	Amount reclassified from accumulated other comprehensive income (loss)
		2025	2024	2023
Net unrealized gain (loss) on treasury interest rate swaps:
Interest rate contracts	Interest expense	(488)	(487)	(488)
	Tax (expense) or benefit	103	101	103

	Net of tax	(385)	(386)	(385)

Total reclassification for the period	Net of tax	$(100)	$(285)	$(373)

(a)	These AOCI components are included in the computation of net periodic pension cost, see Note 12, “Retirement Benefits,” above.